Leases - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges, Pushboats and Office Space (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2015	$ 67,450
2016	58,136
2017	51,877
2018	49,904
2019	42,395
2020 and thereafter	66,403
Total	336,165
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2015	11,909
2016	24,185
2017	39,756
2018	39,876
2019	39,876
2020 and thereafter	186,330
Total	341,932
Office space
Operating Leased Assets [Line Items]
2015	3,275
2016	3,083
2017	2,821
2018	1,832
2019	958
2020 and thereafter	98
Total	$ 12,067